The Victory Portfolios

Global Equity Fund

Supplement dated July 1, 2014

to the Prospectus dated March 1, 2014 (“Prospectus”)

This Prospectus is being revised to reflect a change in the portfolio managers of the Global Equity Fund and update certain information concerning the Fund’s investment strategy.

1.              The following replaces the second paragraph under the section “Principal Investment Strategy” found on Page 3 of the Prospectus.

The Fund invests in companies the Adviser believes have superior growth prospects supported by strong financial foundations, market leadership, and highly capable management. Ideas are generated by screening the investable universe for growth, quality, value, and momentum factors. Fundamental research follows, with rigor increasing as the list narrows to those names with the most compelling investment theses. Finally, the Adviser seeks to diversify the Fund’s portfolio across growth company life cycles and component risk factors in an effort to minimize unintended factor risks and maximize returns. The Adviser may sell a security if it believes there has been a negative change in the outlook for the company, a better investment opportunity has been identified, or the price objective has been reached.

2.              The following replaces the two paragraphs under the section “Portfolio Managers” found on Page 6 of the Prospectus:

Scott R. Kefer is a Senior Portfolio Manager/Analyst of the Adviser and has been Lead Portfolio Manager of the Fund since 2014.

James A. Craske is a Portfolio Manager/Analyst of the Adviser and has been Portfolio Manager of the Fund since 2014.

Elie J. Masri is a Portfolio Manager/Analyst of the Adviser and has been Portfolio Manager of the Fund since 2014.

3.              The following replaces the first paragraph and bullets of the section “Additional Fund Information — Principal Investment Strategy of the Global Equity Fund” found on Page 8 of the Prospectus:

The Fund pursues its investment objective by investing in companies that the Adviser believes have superior growth prospects supported by strong financial foundations, market leadership, and highly capable management teams. The process entails (1) screening the investable universe for growth, quality, value, and momentum factors; (2) conducting rigorous, fundamental research on selected names; and (3) constructing a portfolio diversified across growth company life cycles and component risk factors.

4.              The following replaces the first three paragraphs of the section “Organization and Management of the Funds — Portfolio Management” found on Page 18 of the Prospectus:

Scott R. Kefer is the Lead Portfolio Manager and James A. Craske and Elie J. Masri are Co-Portfolio Managers of the Fund.

Mr. Kefer is a Senior Portfolio Manager/Analyst of the Adviser and has been associated with the Adviser or an affiliate since 1999. Mr. Kefer is a CFA charterholder.

Mr. Craske is a Portfolio Manager/Analyst of the Adviser and has been associated with the Adviser or an affiliate since 2008. Mr. Craske is a CFA charterholder.

Mr. Masri is a Portfolio Manager/Analyst of the Adviser and has been associated with the Adviser or an affiliate since 2008.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

VF-GEF-PRO-SUPP1

Supplement dated July 1, 2014 to

Statement of Additional Information

dated March 1, 2014

This Statement of Additional Information is being revised to reflect a change in the portfolio managers of the Global Equity Fund.

1.                                      The relevant sections of the chart on page 72 are replaced with the following effective July 1, 2014:

Fund (Portfolio Management Team)	Number of Other Accounts (Total Assets) * as of May 31, 2014	Number of Other Accounts (Total Assets)* Subject to a Performance Fee as of May 31, 2014
Global Equity Fund (Scott R. Kefer, James A Craske and Elie J. Masri)
Other Investment Companies	2 ($671.9 million)	None
Other Pooled Investment Vehicles	3 ($308.4 million)	None
Other Accounts	37 ($922.7 million)	None

* Rounded to the nearest tenth of a billion, or million, as relevant.

2.                                      The following rows in the Fund Ownership table on pages 73-74 are added with the following effective July 1, 2014:

Portfolio Manager	Fund	Dollar Range of Shares Beneficially Owned as of May 31, 2014
Mr. Kefer	Global Equity Fund Large Cap Growth Fund	None $10,001 to $50,000

Mr. Craske	Global Equity Fund	$1 to $10,000

Mr. Masri	Global Equity Fund	$1 to $10,000

The following replaces the row related to Mr. Knerr:

Mr. Knerr	International Fund International Select	$10,001 to $50,000 $50,001 to $100,000

The row related to Mr. Saeger is deleted.

3. In the first full paragraph under the Compensation section on page 75 the reference to “Global Equity Fund’s portfolio managers (Mr. Knerr and Mr. Saeger)” is removed.

4. In the list of equity owners in VCH in the second full paragraph on page 75 the reference to Mr. Saeger is replaced with references to Mr. Craske and Mr. Masri.